Changes in Accumulated Other Comprehensive Income (AOCI) by Component (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense	$ (108,999)	$ (138,976)
Net reclassified amount	211,586	269,777
Amounts Reclassified from AOCI | Net unrealized gain (loss) on securities available-for-sale
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of securities, Total reclassified amount before tax	320,585	408,753
Tax expense	(108,999)	(138,976)
Net reclassified amount	$ 211,586	$ 269,777